Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra HEXAM Emerging Markets Fund (the "Fund") is

long-term capital growth.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Frontegra HEXAM Emerging Markets Fund
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra HEXAM Emerging Markets Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		1.43%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		2.35%
Fee Waiver	[2]	(1.03%)
Total Annual Fund Operating Expenses After Fee Waiver		1.32%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.30% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frontegra HEXAM Emerging Markets Fund	134	635	1,162	2,607

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Fund commenced operations on December 20, 2010 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however,

as of June 30, 2011, the Fund's portfolio turnover rate was 33% of the average value of its portfolio (on an un-annualized basis).

Principal Investment Strategy.
The Fund invests at least 80% of its net assets in securities of emerging market companies, with its portfolio invested in approximately 80 stocks of emerging market companies.  The Fund invests primarily in equity securities but may also invest in equity-related instruments and certain fixed income securities.  Equity-related instruments include American

Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"),

Participatory Notes ("P-Notes") and convertible securities.  HEXAM Capital

Partners, LLP, the Fund's subadviser ("HEXAM"), defines emerging markets as any market not included in the Morgan Stanley Capital International ("MSCI") World

Index, which includes 21 developed market country indices.  The Fund will invest primarily in the markets represented in the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure the market performance of emerging markets.  As of May 2011, the MSCI Emerging

Markets Index consisted of the following 21 emerging market country indices:

Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India,

Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia,

South Africa, Taiwan, Thailand and Turkey.  HEXAM considers "emerging market companies" to be companies organized under the laws of emerging market countries, have securities principally traded on an exchange or over-the-counter in the emerging market countries or companies that, regardless of where they are organized or traded, have at least 50% of assets located in and/or derive at least 50% of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries.

The Fund may invest up to 20% of its total assets in companies listed on regulated exchanges of countries not included in the MSCI Emerging Markets Index

(excluding GDRs and ADRs of emerging market companies).  The Fund may also invest up to 20% of its total assets in government-backed fixed income securities issued by governments included in the MSCI Emerging Markets Index.

The Fund is diversified.

In constructing the Fund's portfolio, HEXAM focuses on emerging market companies with the prospect of yielding the highest capital gains.  HEXAM is a research-based, analytical, active investment manager that uses a Growth,

Liquidity, Currency, Management and Valuation ("GLCMV") factor model.  HEXAM's portfolio managers use this model to identify unrecognized or mispriced earnings potential that could lead to outperformance or a re-rating at a stock or country level using a blended top-down and bottom-up approach.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio.  There can be no guarantee that the decisions of the portfolio managers will produce the desired results.

Stock Selection Risks.  Stock prices vary and may fall, thus reducing the value of the Fund's investments.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  The Fund will normally invest its assets primarily in equity securities, which generally fluctuate in value based on the earnings of a company and on general industry and market conditions.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that HEXAM would like to sell.  HEXAM may have to lower the price, sell other securities instead or forego an investment opportunity.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.

dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

ADR and GDR Risks.  The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

P-Note Risks.  The risks of P-Notes also include many of the risks associated investing directly in foreign securities.  Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Settlement Risks.  Settlement problems, which could result in periods when assets of the Fund are not invested and no return is earned thereon or restrictions on the Fund's ability to dispose of a portfolio security, are more prominent in emerging market countries.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country (such as Russia), region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Non-U.S. Government-Backed Fixed Income Securities Risks.  The Fund may invest in government-backed fixed income securities issued by the governments of countries included in the MSCI Emerging Markets Index, such as "non-dollar bonds" or U.S. dollar foreign bonds.  Indirect foreign currency risk and the other foreign risk factors apply to the foreign issuers of U.S. dollar foreign bonds.  Investments in non-U.S. Government securities are also subject to varying degrees of credit risk (the risk that an issuer may be unable to meet scheduled interest and principal payment obligations or may default) and interest rate risk (the risk that bond prices generally fall as interest rates rise).

Performance of the Fund.
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.